Share-based Payments Arrangement - Black-Scholes Model and Binomial Option Pricing Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHIEF (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]
	Dec. 19, 2017 TWD ($) yr $ / shares	Oct. 22, 2015 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares	$ 95.92	$ 39.55
Exercise price	$ 147.00	$ 43.00
Dividends yield	0.00%	0.00%
Risk-free interest rate	0.62%	0.86%
Expected life | yr	5	5
Expected volatility	17.35%	21.02%
Weighted average fair value of grants	$ 2,318	$ 4,863